RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Jun. 17, 2022
Related Party Transaction [Line Items]
Accrued interest - related party					$ 846,301
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding notes payable	$ 1,655,966		$ 1,953,842	$ 2,000,000
Accrued interest - related party	917,957		917,957	908,756
Revenue from related parties	50,900	$ 91,200	164,661	368,164
Outstanding accounts receivable	$ 28,800	$ 28,800	$ 28,800	$ 93,535